Installment Obligations Payable (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Predecessor
Installment obligations payable
Maximum penalty as percentage of unscheduled installment amount	20.00%
Estimated maturities for the next five years and thereafter
2013	$ 15,514
2014	15,158
2015	14,702
2016	16,152
2017	11,805
Thereafter	57,783
Total	$ 131,114	$ 132,613	$ 156,313